Leases - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease [Abstract]
Operating lease expense	$ 67	$ 54
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	68	59
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases		119
Operating leases:
Operating leases right-of-use asset and lease deposit	127	184
Current operating lease liabilities	72	60
Non-current operating lease liabilities	63	109
Total operating lease liabilities	$ 135	$ 169
Weighted average remaining lease term (years)	2 years 29 days	3 years 29 days
Weighted average discount rate	8.75%	8.75%